Investment securities and fair value disclosure	12 Months Ended
Mar. 31, 2016
Investment securities and fair value disclosure
Investment securities and fair value disclosure

12.   Investment securities and fair value disclosure

	As of March 31, 2015
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	(in millions of RMB)
Assets
Trading securities:
Listed equity securities	619	115	(58)	—	676
Financial derivatives	86	532	(1)	—	617
Available-for-sale securities:
Listed equity securities and other treasury investments	8,261	3,822	(446)	—	11,637
Equity fund	184	52	—	—	236
Held-to-maturity securities	1,384	—	—	—	1,384
Convertible bonds accounted for under the fair value option	3,983	150	(414)	—	3,719

	14,517	4,671	(919)	—	18,269

	As of March 31, 2016
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	(in millions of RMB)
Assets
Trading securities:
Listed equity securities	646	230	(105)	—	771
Financial derivatives	7	171	—	—	178
Available-for-sale securities:
Listed equity securities and other treasury investments	12,701	5,940	(438)	(957)	17,246
Held-to-maturity securities	10,760	—	—	(7)	10,753
Convertible bonds accounted for under the fair value option	4,256	366	—	—	4,622

	28,370	6,707	(543)	(964)	33,570

During the years ended March 31, 2015 and 2016, the Company completed several investments accounted for as investment securities. Details of these significant investments are summarized in Note 4.

During the years ended March 31, 2014, 2015 and 2016, gross realized gain of RMB148 million, RMB141 million and RMB1,012 million and gross realized loss of RMB160 million, RMB97 million and RMB410 million from disposals of investment securities were recognized in the consolidated income statements, respectively. During the years ended March 31, 2014, 2015 and 2016, impairment loss of nil, nil and RMB962 million were charged in the consolidated income statements, respectively, as a result of other than temporary decline in values related to a listed equity security and a held-to-maturity security.

As of March 31, 2014, 2015 and 2016, net unrealized gains of RMB299 million, RMB3,384 million and RMB5,502 million on available-for-sale securities were recorded in accumulated other comprehensive income, respectively. For available-for-sale securities with unrealized loss, their related aggregate fair values amounted to RMB4,929 million and RMB1,751 million as of March 31, 2015 and 2016, respectively. The carrying amounts of available-for-sale securities that were in a loss position over twelve months were insignificant as of the same dates.

The carrying amount of long-term held-to-maturity investments approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1	-	Valuations based on unadjusted quoted prices for identical assets and liabilities in active markets.
Level 2	-

Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3	-	Valuations based on unobservable inputs reflecting assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Fair value of short-term investments and listed equity securities are based on quoted prices in active markets for identical assets or liabilities. All other financial instruments, such as derivative instruments and forward exchange contracts, are valued based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data. Convertible bonds are valued using binomial model with unobservable inputs including risk-free interest rate, expected volatility and dividend yield. Contingent consideration is valued using an expected cashflow method with unobservable inputs including the probability to achieve the operating and financial targets, which is assessed by the Company, in connection with the contingent consideration arrangements.

The following table summarizes the Company's assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	As of March 31, 2015
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	14,148	—	—	14,148
Restricted cash	2,297	—	—	2,297
Trading securities:
Listed equity securities	676	—	—	676
Financial derivatives	—	617	—	617
Available-for-sale securities:
Listed equity securities	11,637	—	—	11,637
Equity fund	236	—	—	236
Convertible bond accounted for under the fair value option	—	—	3,719	3,719

	28,994	617	3,719	33,330

Liabilities
Contingent consideration in relation to investments and acquisitions	—	—	1,278	1,278

	As of March 31, 2016
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	4,700	—	—	4,700
Restricted cash	1,346	—	—	1,346
Trading securities:
Listed equity securities	771	—	—	771
Financial derivatives	—	178	—	178
Available-for-sale securities:
Listed equity securities	17,246	—	—	17,246
Convertible bond accounted for under the fair value option	—	—	4,622	4,622

	24,063	178	4,622	28,863

Liabilities
Forward exchange contracts	—	461	—	461
Contingent consideration in relation to investments and acquisitions	—	—	1,264	1,264

	—	461	1,264	1,725

Convertible bonds accounted for under the fair value option:

Amounts
(in millions of RMB)
Balance at April 1, 2014	1,044
Additions (Note 4(r))	2,944
Decrease in fair value	(264)
Foreign currency translation adjustments	(5)

Balance at March 31, 2015	3,719
Increase in fair value	630
Foreign currency translation adjustments	273

Balance at March 31, 2016	4,622

Contingent consideration in relation to investments and acquisitions:

Amounts
(in millions of RMB)
Balance at April 1, 2014	326
Repayment	(227)
Additions (Note 4(g))	1,094
Increase in fair value	85

Balance at March 31, 2015	1,278
Decrease in fair value	(14)

Balance at March 31, 2016	1,264

Other than contingent cash consideration disclosed in Note 4(g), items included in contingent consideration as of March 31, 2016 are individually insignificant.